Stockholders' Equity - Stock Options and Warrants (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options, Shares
Options, outstanding, beginning balance (in shares)	2,131,849	963,700
Options, Granted (in shares)	540,600
Options, Exercised (in shares)	0	(7,250)
Options, Forfeited (in shares)	(9,565)	(29,842)
Options, Expired (in shares)	(23,275)	(109,549)
Options, outstanding, ending balance (in shares)	2,639,609	2,131,849	963,700
Options, Vested and expected to vest (in shares)	2,594,630	2,120,643
Options, Vested (in shares)	1,408,083	1,122,783
Stock Options, Weighted Average Exercise Price
Options, outstanding. beginning balance (in dollars per share)	$ 5.64	$ 14.64
Options, Granted (in dollars per share)	0.91	1.32
Options, Exercised (in dollars per share)	0	3.28
Options, Forfeited (in dollars per share)	1.90	2.18
Options, Expired (in dollars per share)	26.00	34.12
Options, outstanding, ending balance (in dollars per share)	4.51	5.64	$ 14.64
Options, Vested and expected to vest (in dollars per share)	4.57	5.66
Options, Vested (in dollars per share)	$ 7.36	$ 9.26
Stock Options, Weighted Average Contractual Term and Intrinsic Value
Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 9 months 29 days	7 years 11 months 19 days	5 years 10 months 9 days
Options, Vested and expected to vest, Weighted Average Remaining Contractual Term	7 years 9 months 18 days	7 years 11 months 15 days
Options, Vested, Weighted Average Remaining Contractual Term	6 years 4 months 28 days
Options, Outstanding, Aggregate Intrinsic Value	$ 0	$ 0	$ 0
Options, Vested and expected to vest, Aggregate Intrinsic Value	0	0
Options, Vested, Aggregate Intrinsic Value	$ 0	$ 0
Warrants, Shares
Warrants outstanding, beginning balance (in shares)	21,356,600	2,638,355
Warrants, Granted (in shares)	0	19,519,393
Warrants, Exercised (in shares)	0	(801,148)
Warrants, Forfeited (in shares)	0	0
Warrants, Expired (in shares)	0	0
Warrants outstanding, ending balance (in shares)	21,356,600	21,356,600	2,638,355
Warrants, Vested and expected to vest (in shares)	21,356,600	21,356,600
Warrants, Vested (in shares)	21,356,600	21,356,600
Warrants, Weighted Average Exercise Price
Warrants outstanding, beginning balance (in dollars per share)	$ 2.84	$ 2.18
Warrants, Granted (in dollars per share)	0	2.90
Warrants, Exercised (in dollars per share)	0	2.19
Warrants, Forfeited (in dollars per share)	0	0
Warrants, Expired (in dollars per share)	0	0
Warrants outstanding, ending balance (in dollars per share)	2.84	2.84	$ 2.18
Weighted Average Exercise Price, Warrants Vested And Expected To Vest	2.84	2.84
Warrants, Vested, Weighted Average Exercise Price (in dollars per share)	$ 2.84	$ 2.84
Warrants, Weighted Average Contractual Term and Intrinsic Value
Warrants, Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month 17 days	4 years 4 months 13 days	4 years 11 months 23 days
Warrants, Vested and expected to vest, Weighted Average Remaining Contractual Term	4 years 1 month 17 days	4 years 4 months 13 days
Warrants, Vested, Weighted Average Remaining Contractual Term	4 years 1 month 17 days	4 years 4 months 13 days
Warrants Outstanding, Aggregate Intrinsic Value	$ 0	$ 0	$ 0
Warrants, Vested and expected to vest, Aggregate Intrinsic Value	0	0
Warrants, Vested, Aggregate Intrinsic Value	$ 0	$ 0